Quarterly Holdings Report
for
Fidelity Managed Retirement 2010 Fund℠
October 31, 2022
RW30-NPRT1-1222
1.858593.116
Domestic Equity Funds - 8.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	9,920	103,565
Fidelity Series Commodity Strategy Fund (a)	29,070	61,627
Fidelity Series Large Cap Growth Index Fund (a)	4,673	65,929
Fidelity Series Large Cap Stock Fund (a)	4,421	73,030
Fidelity Series Large Cap Value Index Fund (a)	9,977	139,983
Fidelity Series Small Cap Opportunities Fund (a)	3,290	39,187
Fidelity Series Value Discovery Fund (a)	3,388	51,706
TOTAL DOMESTIC EQUITY FUNDS (Cost $514,520)		535,027

International Equity Funds - 14.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	4,282	57,247
Fidelity Series Emerging Markets Fund (a)	5,410	37,548
Fidelity Series Emerging Markets Opportunities Fund (a)	24,270	343,913
Fidelity Series International Growth Fund (a)	8,438	116,022
Fidelity Series International Index Fund (a)	5,160	48,607
Fidelity Series International Small Cap Fund (a)	2,468	35,738
Fidelity Series International Value Fund (a)	12,528	115,758
Fidelity Series Overseas Fund (a)	11,416	115,302
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $979,767)		870,135

Bond Funds - 67.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	112,205	1,093,993
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	12,259	99,298
Fidelity Series Corporate Bond Fund (a)	52,819	454,767
Fidelity Series Emerging Markets Debt Fund (a)	4,640	31,786
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,319	10,470
Fidelity Series Floating Rate High Income Fund (a)	703	6,162
Fidelity Series Government Bond Index Fund (a)	76,341	686,306
Fidelity Series High Income Fund (a)	4,112	33,389
Fidelity Series International Credit Fund (a)	634	4,912
Fidelity Series International Developed Markets Bond Index Fund (a)	28,478	243,488
Fidelity Series Investment Grade Bond Fund (a)	72,632	697,992
Fidelity Series Investment Grade Securitized Fund (a)	56,339	485,075
Fidelity Series Long-Term Treasury Bond Index Fund (a)	48,646	273,874
Fidelity Series Real Estate Income Fund (a)	1,590	15,059
TOTAL BOND FUNDS (Cost $4,679,245)		4,136,571

Short-Term Funds - 9.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.25% (a)(b)	129,159	129,159
Fidelity Series Short-Term Credit Fund (a)	11,056	104,370
Fidelity Series Treasury Bill Index Fund (a)	35,843	356,275
TOTAL SHORT-TERM FUNDS (Cost $597,088)		589,804

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,770,620)	6,131,537
NET OTHER ASSETS (LIABILITIES) - 0.0%	(112)
NET ASSETS - 100.0%	6,131,425

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,177,959	5,637	51,029	-	(1,843)	(36,731)	1,093,993
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	81,140	31,331	4,336	-	(204)	(8,633)	99,298
Fidelity Series Blue Chip Growth Fund	131,529	10,184	20,924	3,882	(5,305)	(11,919)	103,565
Fidelity Series Canada Fund	63,755	1,166	4,446	-	(191)	(3,037)	57,247
Fidelity Series Commodity Strategy Fund	100,692	52,106	32,760	51,944	(27,413)	(30,998)	61,627
Fidelity Series Corporate Bond Fund	495,223	15,655	8,293	4,342	(359)	(47,459)	454,767
Fidelity Series Emerging Markets Debt Fund	34,850	778	1,256	502	(268)	(2,318)	31,786
Fidelity Series Emerging Markets Debt Local Currency Fund	11,534	18	485	-	(100)	(497)	10,470
Fidelity Series Emerging Markets Fund	45,177	693	1,556	-	(417)	(6,349)	37,548
Fidelity Series Emerging Markets Opportunities Fund	409,947	10,752	22,685	-	(5,379)	(48,722)	343,913
Fidelity Series Floating Rate High Income Fund	6,700	123	600	112	(43)	(18)	6,162
Fidelity Series Government Bond Index Fund	727,371	34,224	20,408	3,253	(1,101)	(53,780)	686,306
Fidelity Series Government Money Market Fund 3.25%	109,031	28,263	8,135	769	-	-	129,159
Fidelity Series High Income Fund	36,176	557	1,835	499	(279)	(1,230)	33,389
Fidelity Series International Credit Fund	5,389	45	-	44	-	(522)	4,912
Fidelity Series International Developed Markets Bond Index Fund	267,488	815	8,097	375	(1,253)	(15,465)	243,488
Fidelity Series International Growth Fund	132,711	4,132	7,174	-	(1,531)	(12,116)	116,022
Fidelity Series International Index Fund	55,569	860	2,456	-	(539)	(4,827)	48,607
Fidelity Series International Small Cap Fund	40,933	65	596	-	(206)	(4,458)	35,738
Fidelity Series International Value Fund	131,571	216	8,196	-	(1,495)	(6,338)	115,758
Fidelity Series Investment Grade Bond Fund	751,853	29,028	18,439	6,066	(676)	(63,774)	697,992
Fidelity Series Investment Grade Securitized Fund	531,821	19,346	12,701	3,297	(489)	(52,902)	485,075
Fidelity Series Large Cap Growth Index Fund	83,223	1,924	11,741	-	(329)	(7,148)	65,929
Fidelity Series Large Cap Stock Fund	91,164	6,394	18,009	4,763	(371)	(6,148)	73,030
Fidelity Series Large Cap Value Index Fund	174,072	5,082	34,123	-	1,609	(6,657)	139,983
Fidelity Series Long-Term Treasury Bond Index Fund	301,592	30,339	4,386	1,967	(255)	(53,416)	273,874
Fidelity Series Overseas Fund	133,492	3,863	7,537	-	(1,318)	(13,198)	115,302
Fidelity Series Real Estate Income Fund	18,845	927	2,442	890	(344)	(1,927)	15,059
Fidelity Series Short-Term Credit Fund	108,776	659	2,385	479	(35)	(2,645)	104,370
Fidelity Series Small Cap Opportunities Fund	43,997	1,992	4,315	1,770	(384)	(2,103)	39,187
Fidelity Series Treasury Bill Index Fund	327,268	40,350	10,310	2,373	(15)	(1,018)	356,275
Fidelity Series Value Discovery Fund	64,198	503	12,733	-	674	(936)	51,706
	6,695,046	338,027	344,388	87,327	(49,859)	(507,289)	6,131,537

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.